Note 5 - Investments (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of term deposits [text block]
	December 31, 2018	December 31, 2017	December 31, 2016

Short-term investments	$75,000,000	$30,000,000	$30,000,000
Long-term investments	-	$75,000,000	-

	$75,000,000	$105,000,000	$30,000,000